INTEREST EXPENSE, NET (Tables)	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
Schedule of Interest Expense, Net
Interest expense, net consisted of the following for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
($ in thousands)	2025	2024
Interest expense – notes and loans payable[1]	$(41,746)	$(37,926)
Interest expense – financing activities[1]	(11,273)	(11,549)
Accretion of debt discount and amortization of deferred financing fees[1]	(4,059)	(4,855)
Interest expense – leases[2]	(2,930)	(3,146)
Interest income	3,748	2,922
Other interest expense	(20)	(47)
Interest expense, net	$(56,280)	$(54,601)
[1]See Note 11 “Long-term Notes and Loans Payable, Net” for additional information on Interest expense – notes and loans payable, Interest expense – financing activities, and Accretion of debt discount and amortization of deferred financing fees.
[2]See Note 5 “Leases” for additional information on Interest expense – leases.